Supplemental Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Net sales	$ 19,427	$ 18,059	$ 14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,452	1,151	416
Income tax provision (benefit)	423	343	77
Net income	1,133	924	438
Net income (loss) attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	1,142	939	452
CNH Global N.V [Member]
Revenues:
Net sales
Finance and interest income	62	36	62
Total revenue	62	36	62
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	10	10	3
Research, development and engineering
Restructuring
Interest	3	7	68
Interest compensation to Financial Services
Other, net	35	(12)	123
Total cost and expenses	48	5	194
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	14	31	(132)
Income tax provision (benefit)	35	11	25
Financial Services	1,163	919	609
Net income	1,142	939	452
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	1,142	939	452
Case New Holland Inc [Member]
Revenues:
Net sales
Finance and interest income	11	43	100
Total revenue	11	43	100
Costs and Expenses:
Cost of goods sold
Selling, general and administrative	1	2
Research, development and engineering
Restructuring
Interest	280	209	219
Interest compensation to Financial Services
Other, net			2
Total cost and expenses	281	211	221
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(270)	(168)	(121)
Income tax provision (benefit)	(101)	(67)	(50)
Financial Services	682	621	425
Net income	513	520	354
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	513	520	354
Guarantor Subsidiaries [Member]
Revenues:
Net sales	15,209	13,625	10,474
Finance and interest income	156	114	163
Total revenue	15,365	13,739	10,637
Costs and Expenses:
Cost of goods sold	12,543	11,364	8,772
Selling, general and administrative	752	687	635
Research, development and engineering	425	334	287
Restructuring		(2)	5
Interest	116	141	196
Interest compensation to Financial Services	198	193	170
Other, net	235	185	103
Total cost and expenses	14,269	12,902	10,168
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,096	837	469
Income tax provision (benefit)	281	195	107
Financial Services	453	428	316
Net income	1,268	1,070	678
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	1,268	1,070	678
All other subsidiaries [Member]
Revenues:
Net sales	10,022	9,448	7,471
Finance and interest income	1,273	1,350	1,340
Total revenue	11,295	10,798	8,811
Costs and Expenses:
Cost of goods sold	8,826	8,276	6,590
Selling, general and administrative	1,047	1,144	1,060
Research, development and engineering	227	192	164
Restructuring	2	2	11
Interest	561	654	708
Interest compensation to Financial Services
Other, net	20	80	78
Total cost and expenses	10,683	10,348	8,611
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	612	450	200
Income tax provision (benefit)	208	204	(5)
Financial Services	256	188	91
Net income	660	434	296
Net income (loss) attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	669	449	310
Eliminations [Member]
Revenues:
Net sales	(5,804)	(5,014)	(3,471)
Finance and interest income	(482)	(417)	(531)
Total revenue	(6,286)	(5,431)	(4,002)
Costs and Expenses:
Cost of goods sold	(5,803)	(5,014)	(3,471)
Selling, general and administrative
Research, development and engineering
Restructuring
Interest	(285)	(225)	(361)
Interest compensation to Financial Services	(198)	(193)	(170)
Other, net
Total cost and expenses	(6,286)	(5,432)	(4,002)
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method		1
Income tax provision (benefit)
Financial Services	(2,450)	(2,040)	(1,342)
Net income	(2,450)	(2,039)	(1,342)
Net income (loss) attributable to noncontrolling interests
Net income attributable to CNH Global N.V.	(2,450)	(2,039)	(1,342)
Consolidated [Member]
Revenues:
Net sales	19,427	18,059	14,474
Finance and interest income	1,020	1,126	1,134
Total revenue	20,447	19,185	15,608
Costs and Expenses:
Cost of goods sold	15,566	14,626	11,891
Selling, general and administrative	1,810	1,843	1,698
Research, development and engineering	652	526	451
Restructuring	2		16
Interest	675	786	830
Interest compensation to Financial Services
Other, net	290	253	306
Total cost and expenses	18,995	18,034	15,192
Income (loss) before income taxes and equity in income (loss) of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	1,452	1,151	416
Income tax provision (benefit)	423	343	77
Financial Services	104	116	99
Net income	1,133	924	438
Net income (loss) attributable to noncontrolling interests	(9)	(15)	(14)
Net income attributable to CNH Global N.V.	$ 1,142	$ 939	$ 452